UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-6540

Name of Fund:  MuniYield Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield Insured Fund, Inc.

Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alaska - 1.5%        $   3,695   Alaska Energy Authority, Power Revenue Refunding Bonds (Bradley Lake), Fourth
                                 Series, 6% due 7/01/2018 (g)                                                         $     4,369
                        11,280   Alaska State Housing Finance Corporation, Revenue Refunding Bonds, Series A,
                                 5.875% due 12/01/2024 (d)(i)(j)                                                           11,597

Arizona - 0.9%           9,000   Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                                 5% due 4/01/2035                                                                           9,061

California - 38.1%      10,000   Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                 Refunding Bonds, Subordinate Lien, Series A, 5.735%* due 10/01/2012 (a)                    7,455
                        13,025   Alhambra, California, Unified School District, GO (Election of 2004), Series A, 5%
                                 due 8/01/2029 (c)                                                                         13,836
                         5,000   Antioch, California, Public Finance Authority, Lease Revenue Refunding Bonds
                                 (Municipal Facilities Project), Series A, 5.50% due 1/01/2032 (i)                          5,428
                        10,000   California Health Facilities Financing Authority, Revenue Refunding Bonds
                                 (Cedars-Sinai Medical Center), 5% due 11/15/2034                                          10,258
                        10,000   California Infrastructure and Economic Development Bank, Bay Area Toll Bridges
                                 Revenue Bonds, First Lien, Series A, 5% due 7/01/2025 (c)                                 10,572
                                 California State Department of Water Resources, Power Supply Revenue Bonds, Series A:
                         5,750       5.125% due 5/01/2018 (i)                                                               6,235
                        10,000       5.25% due 5/01/2020 (i)                                                               10,909
                         3,675       5.375% due 5/01/2021                                                                   3,977
                        12,010       5.375% due 5/01/2022 (i)                                                              13,270
                                 California State, GO, DRIVERS (i)(k):
                         7,450       Series 556, 8.36% due 11/01/2011                                                       8,898
                         6,450       Series 557, 8.36% due 4/01/2012                                                        7,766
                         5,000   California State, GO, Refunding, RIB, Series 471x, 8.44% due 9/01/2024 (i)(k)              6,030


Portfolio Abbreviations


To simplify the listings of MuniYield Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
PCR            Pollution Control Revenue Bonds
RIB            Residual Interest Bonds
RITR           Residual Interest Trust Receipts
S/F            Single-Family
VRDN           Variable Rate Demand Notes



MuniYield Insured Fund, Inc.

Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
California                       California State Public Works Board, Lease Revenue Bonds:
(concluded)          $   5,500       (Department of Corrections), Series C, 5.25% due 6/01/2028                       $     5,839
                         3,755       (Department of General Services), Series D, 5.25% due 6/01/2028                        3,986
                         5,250       (Department of Mental Health - Coalinga State Hospital), Series A, 5.125%
                                     due 6/01/2029                                                                          5,495
                        12,000   California State, Various Purpose, GO, 5.25% due 11/01/2029                               12,732
                        32,000   California State, Various Purpose, GO, Refunding, 5% due 6/01/2034 (n)                    33,531
                         7,740   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              8,602
                         4,205   California Statewide Communities Development Authority, Water Revenue Bonds
                                 (Pooled Financing Program), Series C, 5.25% due 10/01/2034 (g)                             4,499
                         7,500   Desert Sands, California, Unified School District, GO (Election of 2001), 5% due
                                 6/01/2029 (g)                                                                              7,922
                         5,800   Fairfield-Suisun, California, Unified School District, GO (Election of 2002), 5.50%
                                 due 8/01/2028 (i)                                                                          6,452
                         5,015   Gavilan, California, Joint Community College District, GO, DRIVERS, Series 587-Z,
                                 8.36% due 8/01/2012 (a)(k)                                                                 6,127
                                 Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds:
                         6,000       DRIVERS, Series 726, 8.61% due 12/01/2010 (c)(k)                                       7,565
                        13,500       RIB, Series 920X, 8.44% due 6/01/2033 (c)(k)                                          16,793
                         4,000       Series B, 5.50% due 6/01/2013 (f)                                                      4,485
                                 Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Refunding Bonds, Series A:
                        10,000       4.88%* due 6/01/2027 (a)                                                               3,475
                        25,000       5% due 6/01/2035 (c)                                                                  26,227
                        12,155   Huntington Beach, California, Union High School District, GO (Election of 2004),
                                 5% due 8/01/2029 (g)                                                                      12,850
                         1,000   Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B, 5.20% due
                                 5/15/2027 (i)                                                                              1,059
                         5,000   Los Angeles, California, Harbor Department Revenue Bonds, RITR, AMT, Series RI-7,
                                 9.785% due 11/01/2026 (i)(k)                                                               5,471
                        28,800   Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (i)      30,398
                        12,775   Los Angeles, California, Water and Power Revenue Bonds (Power System), Series B, 5%
                                 due 7/01/2035 (g)                                                                         13,378
                         4,650   Madera, California, Unified School District, Capital Appreciation, GO (Election 2002),
                                 5.23%* due 8/01/2029 (c)                                                                   1,455
                                 Napa Valley, California, Community College District, Capital Appreciation, GO
                                 (Election of 2002), Series B (i):
                         9,295       5.019%* due 8/01/2026                                                                  3,439
                         5,000       5.279%* due 8/01/2027                                                                  1,757
                        11,725       5.222%* due 8/01/2028                                                                  3,902
                        12,135   Peralta, California, Community College District, GO (Election of 2000), Series D, 5%
                                 due 8/01/2030 (g)                                                                         12,881
                         4,730   Port of Oakland, California, DRIVERS, AMT, Series 839Z, 7.821% due 11/01/2010 (c)(k)       5,387
                           145   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2021 (c)          156
                         7,000   Port of Oakland, California, Trust Receipts, Revenue Bonds, AMT, Class R, Series K,
                                 8.793% due 11/01/2021 (c)(k)                                                               8,063
                        10,000   Riverside County, California, Public Financing Authority, Tax Allocation Revenue
                                 Bonds (Redevelopment Projects), 5% due 10/01/2035 (e)                                     10,387
                        25,000   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A,
                                 5% due 5/01/2031 (g)                                                                      26,422
                         8,310   Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking &
                                 Capital Projects), 5.25% due 9/01/2034 (c)                                                 8,944

District of             15,000   Metropolitan Washington, D.C. Airports Authority, Airport System Revenue Refunding
Columbia - 1.5%                  Bonds, AMT, Series A, 5% due 10/01/2035 (i)                                               15,510

Florida - 4.6%             400   Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds
                                 (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)                                 403
                         5,375   Miami-Dade County, Florida, Aviation Revenue Bonds, RIB, AMT, Series 1054-X, 8.11%
                                 due 10/01/2025 (c)(k)                                                                      6,046
                         1,000   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, 5.375% due 10/01/2027 (c)                                                   1,061
                        17,085   Miami-Dade County, Florida, GO (Building Better Communities Program), 5% due
                                 7/01/2029 (c)                                                                             18,127
                        10,000   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.23%* due 10/01/2036 (i)                                                                  2,010
                                 Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
                         5,000       (Adventist Health System), 5.625% due 11/15/2032                                       5,334
                         2,000       (Orlando Regional Healthcare), 5.75% due 12/01/2032                                    2,138
                         9,600   Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds (Sarasota
                                 Memorial Hospital), VRDN, Series A, 2.25% due 7/01/2037 (a)(h)                             9,600
                         4,315   Tallahassee, Florida, Consolidated Utility Systems, Revenue Refunding Bonds, 5% due
                                 10/01/2029 (a)                                                                             4,583

Georgia - 4.7%                   Atlanta, Georgia, Airport General Revenue Refunding Bonds (g):
                        26,500       AMT, Series A, 5.125% due 1/01/2030                                                   27,763
                        12,500       Series B, 5.25% due 1/01/2033                                                         13,420
                                 Burke County, Georgia, Development Authority, PCR, Refunding:
                         7,150       (Georgia Power Company Vogtle Project), Second Series, 4.625% due 5/01/2034 (c)        7,163
                         1,200       (Oglethorpe Power Corporation-Vogtle), VRDN, 2.25% due 1/01/2022 (a)(h)                1,200

Hawaii - 0.2%            2,000   Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (g)                                       2,199

Illinois - 8.0%          2,000   Chicago, Illinois, Board of Education, GO, VRDN, Series C-1, 2.23% due 3/01/2031 (g)(h)    2,000
                                 Chicago, Illinois, O'Hare International Airport Revenue Bonds, AMT:
                        13,115       DRIVERS, Series 368, 9.319% due 7/01/2011 (i)(k)                                      16,534
                         8,600       DRIVERS, Series 369, 9.319% due 7/01/2011 (e)(k)                                      10,764
                        16,685       Third Lien, Series B-2, 5.25% due 1/01/2027 (i)                                       17,602
                                 Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, AMT:
                         8,200       DRIVERS, Series 653-Z, 8.32% due 1/01/2012 (g)(k)                                      9,065
                         1,500       Third Lien, Series C-2, 5.25% due 1/01/2034 (e)                                        1,576
                        10,000   Illinois State, GO, First Series, 5.50% due 4/01/2016 (g)                                 11,049
                         2,000   Illinois State Sales Tax Revenue Bonds, 6.125% due 6/15/2016                               2,244
                         6,035   McLean and Woodford Counties, Illinois, Community Unit, School District Number 005,
                                 GO, Refunding, 6.375% due 12/01/2016 (g)                                                   7,017
                         4,800   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (i)     5,417
                         1,000   Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75% due
                                 6/01/2020 (c)                                                                              1,394

Indiana - 4.8%           2,250   Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Deaconess
                                 Hospital Obligated Group), Series A, 5.375% due 3/01/2034 (a)                              2,420
                                 Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A (c):
                         3,000       5.25% due 6/01/2026                                                                    3,230
                        14,000       5.25% due 6/01/2028                                                                   15,075
                        20,000       5.25% due 6/01/2029                                                                   21,521
                         8,000   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds (Waterworks
                                 Project), Series A, 5.125% due 7/01/2027 (i)                                               8,412

Kansas - 0.9%            8,500   Burlington, Kansas, PCR, Refunding (Kansas Gas and Electric Company Project),
                                 Series A, 5.30% due 6/01/2031 (i)                                                          9,200

Louisiana - 1.9%         3,750   Louisiana Local Government, Environmental Facilities, Community Development Authority
                                 Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                                 7/01/2030 (a)                                                                              4,081
                        15,000   Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds
                                 (Baton Rouge General Medical Center Project), 5.25% due 7/01/2033 (d)(i)                  15,853

Maine - 0.7%             6,955   Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series A,
                                 5% due 7/01/2035 (i)                                                                       7,322

Massachusetts - 9.1%     2,500   Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, Series B,
                                 5.40% due 12/01/2028 (i)                                                                   2,587
                        15,000   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series A,
                                 5.15% due 7/01/2026 (g)                                                                   15,216
                         7,550   Massachusetts State Port Authority Revenue Bonds, Series A, 5% due 7/01/2033 (i)           7,896

                        29,330   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (g)                                                            31,113
                                 Massachusetts State Special Obligation Dedicated Tax Revenue Bonds (c)(f):
                        10,000       5% due 1/01/2014                                                                      10,873
                        14,620       5.25% due 1/01/2014                                                                   16,158
                        10,000       5.75% due 1/01/2014                                                                   11,394
                         1,500   Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                 Series A, 5% due 8/01/2028 (i)                                                             1,603

Michigan - 5.5%          9,360   Clarkston, Michigan, Community Schools, GO, 5.25% due 5/01/2029 (g)                       10,011
                        12,500   Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series A, 2.22%
                                 due 7/01/2033 (g)(h)                                                                      12,500
                         1,000   Eastern Michigan University Revenue Refunding Bonds, VRDN, 2.23% due 6/01/2027 (c)(h)      1,000
                         6,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5% due
                                 11/15/2036 (i)                                                                             6,797
                                 Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT (e)(k):
                         2,500       Series 857Z, 8.378% due 3/01/2010                                                      2,852
                         4,000       Series 858Z, 8.079% due 12/01/2011                                                     4,614
                        20,000   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
                                 County Airport), AMT, 5% due 12/01/2029 (i)                                               20,818

Minnesota - 2.9%        10,000   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Bonds, Series A, 5.90% due 1/01/2010 (c)(f)                                       11,183
                                 Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Refunding Bonds, Sub-Series A (a):
                         4,875       5% due 1/01/2029                                                                       5,137
                        13,700       5% due 1/01/2035                                                                      14,414

Missouri - 0.3%            195   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeowner
                                 Loan), AMT, Series C-1, 7.15% due 3/01/2032 (l)                                              204
                         2,800   Saint Louis, Missouri, Airport Revenue Bonds (Airport Development Program), Series A,
                                 5.625% due 7/01/2011 (f)(i)                                                                3,128

Nevada - 10.6%          25,000   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                 due 7/01/2030 (c)                                                                         26,096
                                 Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT:
                        12,675       Series A, 5.25% due 7/01/2034 (a)                                                     13,344
                        12,000       Series D, 5.25% due 3/01/2038 (c)                                                     12,535
                         6,000   Henderson, Nevada, Health Care Facilities Revenue Bonds (Catholic Healthcare West),
                                 Series A, 5.625% due 7/01/2024                                                             6,428
                         5,000   Humboldt County, Nevada, PCR, Refunding (Sierra Pacific Project), 6.55% due
                                 10/01/2013 (a)                                                                             5,235
                        20,375   Nevada State, Nevada Municipal Bond Bank, GO, Series A, 5.50% due 11/01/2025 (c)          20,725
                         3,130   Reno, Nevada, Capital Improvement Revenue Bonds, 5.50% due 6/01/2019 (c)                   3,458
                                 Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific Power Company), AMT:
                        15,000       6.65% due 12/01/2017 (a)                                                              15,121
                         5,000       6.55% due 9/01/2020 (i)                                                                5,092
                         5,000   Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power Company),
                                 AMT, 6.65% due 6/01/2017 (i)                                                               5,167

New Jersey - 6.1%       16,000   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.75% due 11/01/2028 (g)                                         19,352
                                 New Jersey EDA, Cigarette Tax Revenue Bonds:
                         3,060       5.75% due 6/15/2029                                                                    3,279
                         2,610       5.50% due 6/15/2031                                                                    2,737
                        14,135       5.75% due 6/15/2034                                                                   15,064
                        14,830   New Jersey EDA, Revenue Bonds, DRIVERS, Series 785-Z, 7.861% due 7/01/2012 (i)(k)         17,270
                         3,250   New Jersey EDA, School Facility Construction Revenue Bonds, Series I, 5.25% due
                                 9/01/2014 (f)                                                                              3,628
                                 Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal
                                 Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment Projects) (i):
                         1,500       5.50% due 1/01/2027                                                                    1,658
                         1,380       5.50% due 1/01/2028                                                                    1,522

New Mexico - 0.2%        1,605   New Mexico Educational Assistance Foundation, Student Loan Revenue Refunding Bonds
                                 (Student Loan Program), AMT, First Sub-Series A-2, 6.65% due 11/01/2025                    1,636
                           755   New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, AMT, Series C-2,
                                 6.95% due 9/01/2031 (l)                                                                      769

New York - 17.6%        10,250   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                                 5.10% due 9/01/2029                                                                       10,757
                        12,500   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                 Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(b)                                    13,075
                        65,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series B, 5% due 6/15/2036 (g)                           68,401
                                 New York City, New York, GO:
                         8,500       Series A, 5% due 8/01/2030                                                             8,888
                         4,735       Series B, 5.875% due 8/01/2010 (f)(i)                                                  5,349
                         9,105       Series B, 5.875% due 8/01/2016 (i)                                                    10,198
                        10,000       Series J, 5.25% due 5/15/2024                                                         10,712
                         1,000       Series J, 5.25% due 5/15/2025                                                          1,075
                        20,000       Series M, 5% due 4/01/2030                                                            20,888
                        10,000       Series O, 5% due 6/01/2033                                                            10,431
                         6,000       Sub-Series C-1, 5.25% due 8/15/2026                                                    6,371
                        19,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137th
                                 Series, 5.125% due 7/15/2030 (g)                                                          20,698

Oklahoma - 0.8%          7,500   Oklahoma State, IDR, Refunding, DRIVERS, Series 455, 8.85% due 2/15/2008 (i)(k)            8,851

Oregon - 1.6%           15,000   Portland, Oregon, Sewer System Revenue Bonds, Series A, 5.75% due 8/01/2010 (c)(f)        16,678

Pennsylvania - 3.8%      7,800   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS, Series 460-Z,
                                 8.35% due 6/01/2012 (a)(k)                                                                 9,595
                                 Philadelphia, Pennsylvania, School District, GO (c):
                         5,175       Series B, 5.625% due 8/01/2012 (f)                                                     5,838
                        12,115       Series D, 5.125% due 6/01/2034                                                        12,801
                         6,000       Series D, 5.25% due 6/01/2034                                                          6,447
                         5,000   Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2031                                        5,939

South Carolina - 2.3%    1,325   South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding
                                 Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (g)                                            1,419
                        18,030   South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5% due
                                 10/01/2029 (a)                                                                            18,835
                         4,200   Spartanburg County, South Carolina, Solid Waste Disposal Facilities Revenue Bonds
                                 (BMW Project), AMT, 7.55% due 11/01/2024                                                   4,367

Tennessee - 1.2%                 Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement
                                 Revenue Bonds, VRDN (h):
                         1,400       Series IV-1, 2.25% due 6/01/2023 (g)                                                   1,400
                           690       Series IV-E-1, 2.25% due 6/01/2030 (a)                                                   690
                                 Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C:
                         1,795       6.05% due 7/01/2012                                                                    1,826
                         2,250       6.15% due 7/01/2014                                                                    2,269
                                 Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A (g):
                         3,745       5.25% due 7/01/2022                                                                    3,887
                         2,655       5.35% due 1/01/2026                                                                    2,755

Texas - 10.8%            9,800   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-2, 2.26% due
                                 8/15/2031 (h)(i)                                                                           9,800
                         1,880   Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding Bonds,
                                 6.35% due 5/01/2025 (i)                                                                    1,923
                        10,500   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                 Series 353, 8.32% due 5/01/2011 (i)(k)                                                    12,023
                         7,500   Dallas-Fort Worth, Texas, International Airport Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 336Z, 8.58% due 11/01/2026 (c)(k)                                              8,594
                                 Harris County, Houston, Texas, Sports Authority, Revenue Refunding Bonds, Senior Lien,
                                 Series G (i):
                         1,665       5.75% due 11/15/2019                                                                   1,839
                         3,500       5.75% due 11/15/2020                                                                   3,864
                        10,000       5.25% due 11/15/2030                                                                  10,530
                         4,600   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Texas Children's Hospital), VRDN, Series B-1, 2.23% due 10/01/2029 (h)(i)           4,600
                        15,000   Houston, Texas, Airport System Revenue Refunding Bonds, RIB, Series 845X, 8.41%
                                 due 7/01/2030 (g)(k)                                                                      17,325
                         4,835   Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds,
                                 AMT, Series A, 5.45% due 9/01/2023 (i)(l)                                                  5,050
                        10,000   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.50% due 8/15/2039 (a)                                                   11,016
                         4,000   Texas Technical University, Financing System Revenue Bonds, Seventh Series, 5.50%
                                 due 8/15/2019 (i)                                                                          4,403
                        10,000   Travis County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds, RITR, Series 4, 8.983% due 11/15/2024 (a)(k)                                       12,253
                        11,240   University of Houston, Texas, University Revenue Bonds, 5.50% due 2/15/2030 (i)           12,074

Vermont - 0.1%             900   Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B, 6.30% due 11/01/2019 (g)            905

Virginia - 0.3%          2,500   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds
                                 (Old Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                 2,751

Washington - 16.8%               Bellevue, Washington, GO, Refunding (i):
                         2,545       5.25% due 12/01/2026                                                                   2,745
                         2,455       5.25% due 12/01/2027                                                                   2,650
                         2,850       5.25% due 12/01/2028                                                                   3,074
                         3,000       5.25% due 12/01/2029                                                                   3,234
                        17,600       5% due 12/01/2034                                                                     18,442
                        16,150   Central Puget Sound Regional Transportation Authority, Washington, Sales and Use
                                 Tax Revenue Bonds, Series A, 5% due 11/01/2030 (a)                                        16,989
                         3,030   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                        3,208
                                 Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Refunding Bonds (Chelan Hydro System), AMT (i):
                         6,595       Series B, 6.35% due 7/01/2026                                                          7,101
                         6,000       Series C, 5.65% due 7/01/2032                                                          6,526
                        10,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 1),
                                 Series B, 6% due 7/01/2017 (i)                                                            11,459
                         5,000   King County, Washington, Sewer, GO, 5% due 1/01/2030 (c)                                   5,261
                         3,500   Port Seattle, Washington, Revenue Bonds, Series A, 5.50% due 2/01/2026 (i)                 3,779
                        19,565   Port Seattle, Washington, Revenue Refunding Bonds, Series B, AMT, 5.20% due
                                 7/01/2029 (i)                                                                             20,558
                        10,000   Radford Court Properties, Washington, Student Housing Revenue Bonds, 5.75% due
                                 6/01/2032 (i)                                                                             11,040
                         1,720   Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75% due
                                 11/01/2029 (i)                                                                             1,884
                         2,000   Seattle, Washington, Water System Revenue Bonds, Series B, 6% due 7/01/2029 (c)            2,197
                                 Skagit County, Washington, Public Hospital District, GO, Series A (i):
                         4,945       5.25% due 12/01/2025                                                                   5,358
                         5,450       5.25% due 12/01/2026                                                                   5,879
                         7,250   Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series B, 5.50%
                                 due 12/01/2019 (a)                                                                         7,688
                         2,000   University of Washington, University Revenue Bonds (Student Facilities Fee), 5.75%
                                 due 6/01/2010 (f)(g)                                                                       2,231
                                 Washington State, GO:
                        10,000       DRIVERS, Series 438Z, 8.60% due 1/01/2009 (i)(k)                                      11,736
                        15,930       Series B, 6% due 1/01/2010 (f)(g)                                                     17,727
                         7,000   Washington State Health Care Facilities Authority Revenue Bonds (Providence Health
                                 System), Series A, 5.25% due 10/01/2021 (i)                                                7,449

West Virginia - 0.6%     5,925   Harrison County, West Virginia, County Commission for Solid Waste Disposal Revenue
                                 Bonds (Monongahela Power), AMT, Series C, 6.75% due 8/01/2024 (a)                          6,003

Wisconsin - 0.3%         3,395   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (Synergyhealth Inc.), 6% due 11/15/2032                                                    3,654

                                 Total Municipal Bonds (Cost - $1,594,378) - 158.7%                                     1,684,549


                   Shares Held   Short-Term Securities
                        13,700   Merrill Lynch Institutional Tax-Exempt Fund (m)                                           13,700

                                 Total Short-Term Securities (Cost - $13,700) - 1.3%                                       13,700

                                 Total Investments (Cost - $1,608,079**) - 160.0%                                       1,698,249
                                 Liabilities in Excess of Other Assets - (6.3%)                                          (67,066)
                                 Preferred Stock, at Redemption Value - (53.7%)                                         (570,079)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $ 1,061,104
                                                                                                                      ===========

  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

 ** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                             (in Thousands)

    Aggregate cost                                          $     1,608,079
                                                            ===============
    Gross unrealized appreciation                           $        90,960
    Gross unrealized depreciation                                     (790)
                                                            ---------------
    Net unrealized appreciation                             $        90,170
                                                            ===============

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHA Insured.

(e) XL Capital Insured.

(f) Prerefunded.

(g) FSA Insured.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) MBIA Insured.

(j) FNMA Collateralized.

(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l) FNMA/GNMA Collateralized.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    Merrill Lynch Institutional
       Tax-Exempt Fund                           13,569             $  62


(n) CIFG Insured.

    Forward interest rate swaps outstanding as of July 31, 2005 were as follows:


                                                              (in Thousands)

                                                                  Unrealized
                                                  Notional      Appreciation
                                                   Amount     (Depreciation)

    Receive a variable rate equal to a 7-Day
    Bond Market Association Municipal
    Swap Index Rate and pay a fixed rate
    equal to 3.647%

    Broker, JPMorgan Chase Bank
    Expires October 2015                          $  226,000       $     360

    Receive a variable rate equal to a 7-Day
    Bond Market Association Municipal
    Swap Index Rate and pay a fixed rate
    equal to 4.042%

    Broker, JPMorgan Chase Bank
    Expires August 2026                           $   15,555           (172)
                                                                   ---------
    Total                                                          $     188
                                                                   =========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Insured Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Insured Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Insured Fund, Inc.


Date: September 23, 2005